Derivative Instruments- Impact of Derivative Instruments on Balance Sheet (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Derivatives, Fair Value [Line Items]
Asset derivatives fair value	$ 24,658	[1]	$ 20,288	[1]
Asset derivatives fair value, effect of master netting agreements	(18,347)	[2],[3]	(15,806)	[2],[3]
Derivative assets after impact of netting arrangements, net assets recognized on the balance sheet	6,311		4,482
Liability derivatives fair value	25,017	[1]	20,254	[1]
Liability derivatives fair value, effect of master netting agreements	(17,797)	[2],[4]	(14,421)	[2],[4]
Derivative liability after impact of netting arrangements, net liabilities recognized on the balance sheet	7,220		5,833
Master netting agreements, cash collateral received	1,589		1,841
Master netting agreements, cash collateral paid	1,039		456
Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Asset derivatives fair value	851	[5]	1,282	[5]
Liability derivatives fair value	447	[5]	503	[5]
Designated as Hedging Instrument | Interest rate contracts
Derivatives, Fair Value [Line Items]
Notional value	23,145	[5]	21,402	[5]
Asset derivatives fair value	477	[5]	1,206	[5]
Liability derivatives fair value	385	[5]	167	[5]
Designated as Hedging Instrument | Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Notional value	7,344	[5]	7,382	[5]
Asset derivatives fair value	374	[5]	76	[5]
Liability derivatives fair value	62	[5]	336	[5]
Nondesignated
Derivatives, Fair Value [Line Items]
Asset derivatives fair value	23,807	[6]	19,006	[6]
Liability derivatives fair value	24,570	[6]	19,751	[6]
Nondesignated | Interest rate contracts
Derivatives, Fair Value [Line Items]
Notional value	731,628	[6]	767,341	[6]
Asset derivatives fair value	17,150	[6]	14,712	[6]
Liability derivatives fair value	17,654	[6]	15,212	[6]
Nondesignated | Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Notional value	528,401	[6]	420,142	[6]
Asset derivatives fair value	6,280	[6]	3,610	[6]
Liability derivatives fair value	6,367	[6]	3,536	[6]
Nondesignated | Equity contracts
Derivatives, Fair Value [Line Items]
Notional value	10,842	[6]	24,123	[6]
Asset derivatives fair value	377	[6]	684	[6]
Liability derivatives fair value	549	[6]	1,003	[6]
Nondesignated | Credit contracts
Derivatives, Fair Value [Line Items]
Notional value	0	[6]	101	[6]
Asset derivatives fair value	0	[6]	0	[6]
Liability derivatives fair value	$ 0	[6]	$ 0	[6]

[1]	Fair values are on a gross basis, before consideration of master netting agreements, as required by ASC 815.
[2]	aster netting agreements includes cash collateral received and paid of $1,589 million and $1,039 million, respectively, at Dec. 31, 2014, and $1,841 million and $456 million, respectively, at Dec. 31, 2013.
[3]	Includes the effect of netting agreements and net cash collateral received. The offset related to the over-the-counter derivatives was allocated to the various types of derivatives based on the net positions.
[4]	Includes the effect of netting agreements and net cash collateral paid. The offset related to the over-the-counter derivatives was allocated to the various types of derivatives based on the net positions.
[5]	The fair value of asset derivatives and liability derivatives designated as hedging instruments is recorded as other assets and other liabilities, respectively, on the balance sheet.
[6]	The fair value of asset derivatives and liability derivatives not designated as hedging instruments is recorded as trading assets and trading liabilities, respectively, on the balance sheet.